Loans and Allowance for Credit Losses, Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Total ending loans balance	$ 1,196,018	$ 1,061,825
Current Period gross charge-offs	$ 2,323	$ 2,487
Percentage of unsecured loans	3.73%	4.16%
Residential Real Estate [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	$ 70,687	$ 57,385
2024/2023	63,920	57,780
2023/2022	51,809	40,461
2022/2021	35,247	46,150
2021/2020	41,829	39,023
Prior	120,426	99,258
Revolving Loans Amortized Cost Basis	34,002	33,477
Total ending loans balance	417,920	373,534
2025/2024	0	0
2024/2023	100	0
2023/2022	0	15
2020/2021	15	0
2021/2020	23	0
Prior	15	27
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	153	42
Residential Real Estate [Member] | Performing [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	70,687	57,385
2024/2023	63,505	57,546
2023/2022	51,608	40,026
2022/2021	34,817	46,067
2021/2020	41,803	38,969
Prior	119,416	98,084
Revolving Loans Amortized Cost Basis	34,002	33,477
Total ending loans balance	415,838	371,554
Residential Real Estate [Member] | Nonperforming [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	415	234
2023/2022	201	435
2022/2021	430	83
2021/2020	26	54
Prior	1,010	1,174
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	2,082	1,980
Consumer [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
Current Period gross charge-offs	2,010	2,224
Consumer [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	10,445	13,788
2024/2023	7,877	18,295
2023/2022	9,953	12,770
2022/2021	6,937	3,698
2021/2020	1,672	1,273
Prior	393	422
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	37,277	50,246
2025/2024	34	91
2024/2023	251	364
2023/2022	338	232
2020/2021	118	34
2021/2020	12	22
Prior	16	7
Revolving Loans Amortized Cost Basis	0	0
Current Period gross charge-offs	769	750
Consumer [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	317
2024/2023	4	0
2023/2022	19	61
2022/2021	0	152
2021/2020	100	0
Prior	140	0
Revolving Loans Amortized Cost Basis	50,342	41,943
Total ending loans balance	50,605	42,473
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2020/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	31	0
Current Period gross charge-offs	31	0
Consumer [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	11,892	13,113
2024/2023	12,052	18,492
2023/2022	6,028	8,782
2022/2021	4,719	6,626
2021/2020	3,432	2,392
Prior	1,554	980
Revolving Loans Amortized Cost Basis	13,403	13,760
Total ending loans balance	53,080	64,145
2025/2024	346	443
2024/2023	148	192
2023/2022	162	156
2020/2021	76	107
2021/2020	73	52
Prior	29	29
Revolving Loans Amortized Cost Basis	376	495
Current Period gross charge-offs	1,210	1,474
Consumer [Member] | Performing [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	10,413	13,643
2024/2023	7,814	18,133
2023/2022	9,907	12,693
2022/2021	6,831	3,686
2021/2020	1,672	1,268
Prior	393	405
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	37,030	49,828
Consumer [Member] | Performing [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	317
2024/2023	4	0
2023/2022	19	61
2022/2021	0	152
2021/2020	100	0
Prior	140	0
Revolving Loans Amortized Cost Basis	50,024	41,579
Total ending loans balance	50,287	42,109
Consumer [Member] | Performing [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	11,889	13,110
2024/2023	12,012	18,442
2023/2022	6,005	8,768
2022/2021	4,696	6,580
2021/2020	3,425	2,367
Prior	1,535	973
Revolving Loans Amortized Cost Basis	13,403	13,760
Total ending loans balance	52,965	64,000
Consumer [Member] | Nonperforming [Member] | Automobile [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	32	145
2024/2023	63	162
2023/2022	46	77
2022/2021	106	12
2021/2020	0	5
Prior	0	17
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	247	418
Consumer [Member] | Nonperforming [Member] | Home Equity [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	318	364
Total ending loans balance	318	364
Consumer [Member] | Nonperforming [Member] | Other [Member]
Financing Receivable, before Allowance for Credit Loss, by Origination Year [Abstract]
2025/2024	3	3
2024/2023	40	50
2023/2022	23	14
2022/2021	23	46
2021/2020	7	25
Prior	19	7
Revolving Loans Amortized Cost Basis	0	0
Total ending loans balance	$ 115	$ 145